Other investments - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Disclosure of financial assets [line items]
Impairment reversed/(charged) during the year	$ (72)	$ 11
Loan provided by subsidiary	39	94	$ 71
Customers and third parties
Disclosure of financial assets [line items]
Allowances of loans made to customers and other third parties	137	138	152
Customers and third parties | Loans
Disclosure of financial assets [line items]
Loan provided by subsidiary	$ 11	6	7
Associates | Loans
Disclosure of financial assets [line items]
Loan provided by subsidiary		$ 57	$ 36